Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of common shares outstanding	16,016,366	13,936,387	12,618,942